Series A Redeemable Preferred Equity	12 Months Ended
Dec. 31, 2021
Series A Redeemable Preferred Equity
Series A Redeemable Preferred Equity
10.	Series A Redeemable Preferred Equity

On December 15, 2020, the Company entered into a purchase agreement under which various parties agreed to purchase 150,000 Series A preferred units and 3,425 Class B common units for an aggregate purchase price of $150,000.

The Company recorded the Series A preferred units and Class B common units at their relative fair values on the date of issuance, net of issuance costs. The Company classified the Series A preferred units outside of members’ deficit because, in the event certain circumstances occurred in connection with certain liquidation events, the shares would become redeemable at the option of the holders.

Redemption Rights

The Series A preferred units contain several redemption features that could result in the Company redeeming the Series A preferred units by transferring cash or other assets. Specifically, the following provisions could result in the Company redeeming the Series A preferred units by transferring assets:

(i)	The occurrence of a Liquidation Event (as defined below);
(ii)	In connection with a change of control;
(iii)	The preferred members exercising their rights under Exit Rights (as defined below); or
(iv)	The Company exercising its rights under Optional Redemption (as defined below).

Voting Rights

The Series A preferred units are not granted any voting rights.

Conversion Rights

The Series A preferred units do not provide the preferred members with any conversion rights.

Dividend Rights

The preferred members are entitled to Series A preferred distributions which are non-discretionary distributions that accrue (i.e., cumulative) at a stated Series A preferred distributions rate (i.e., increasing rate). Furthermore, in the event that the Series A preferred distributions are not paid within the specified timeframe, the Company is subject to a step-up rate (i.e., a penalty provision of an additional 3.0%).

Issuance of Additional Common Units

So long as a new common member holds any Series A preferred units, such new common member will receive on each of December 31, 2022, December 31, 2023, and December 31, 2024 (each such date, a “Distribution Date”) such member’s pro rata share of additional Class B common units representing 1.00% of post-distribution outstanding common units; provided, that, if the Series A preferred units are partially redeemed on or prior to a Distribution Date, the percentage of additional Class B common units to be issued to the new common member on such Distribution Date will be proportionately decreased to reflect the number of Series A preferred units outstanding on such Distribution Date as compared to the amount of Series A preferred units outstanding on December 15, 2020.

Liquidation Event

A Liquidation Event is defined as any liquidation, dissolution, or winding up, whether voluntary or involuntary of the Company or its subsidiaries; provided, that, in case of any involuntary event, such event is not cured within 60 days following its commencement.

Any distributions in connection with a Liquidation Event will be made among members as follows:

(i)	First, to the preferred members, pari passu and pro rata based on the number of Series A preferred units held by each preferred member, until the aggregate amounts distributed to each preferred member is equal to the applicable redemption price payable at the time of such Liquidation Event;
(ii)	Second, an amount equal to the product of the remaining available cash after the distribution described in (i) above multiplied by the incentive unit factor will be distributed to the members holding vested units in proportion to the number of vested units held by each such member (provided, however, that the participation threshold for the incentive units has been achieved);
(iii)	Thereafter, an amount equal to the remaining available cash after the distribution described in (i) and (ii) above will be distributed to the holders of common units pro rata in accordance with their respective aggregate number of common units.

Permitted Distributions

Until April 15, 2021, the Company was permitted to make distributions with available cash and/or proceeds from the sale of Series A preferred units and Class B common units to the common members for a total amount of up to $135,000, provided that the Company will have at least $30,000 of cash equivalents, after payment of up to $5,000 of fees and expenses. The Company paid distributions of $125,000 in December 2020.

Distributions on Series A Preferred Units — Cumulative Cash Distributions

After December 15, 2020, distributions at the Series A preferred Distributions Rate (defined below) will accrue on each Series A preferred unit. Series A preferred distributions accrue, whether or not declared, and are cumulative. Subject to the Company’s right to make Series A non-cash distribution elections during the period from December 15, 2020 to December 31, 2022, Series A preferred distributions will be payable in cash, in arrears on each Series A preferred distributions payment date.

“Series A Preferred Distributions Rate” means (i) in the event distributions are made in cash, (a) 7.0% per annum through December 31, 2021, (b) 7.5% per annum from January 1, 2022 through December 31, 2022, (c) 8.0% per annum from January 1, 2023 through December 31, 2023, (d) 8.5% per annum from January 1, 2024 through December 31, 2024 and (c) 9.0% per annum from January 1, 2025 through December 31, 2025, and (ii) in the event of a Series A non-cash distribution election and solely with respect to such non-cash portion, (a) 7.5% per annum through December 31, 2021, (b) 8.0% per annum from January 1, 2022 through December 31, 2022, (c) 8.5% per annum from January 1, 2023 through December 31, 2023, (d) 9.0% per annum from January 1, 2024 through December 31, 2024 and (c) 9.5% per annum from January 1, 2025 through December 31, 2025, in each case of the Series A preferred issue amount as in effect for the applicable period.

Distributions on Series A Preferred Units — Non-Cash Distributions

The Company may, at the sole election of the board of directors, with respect to any Series A preferred distribution accrued until December 31, 2022, elect to have up to 50% of the amount that would have been payable in cash if such distribution had been a cash distribution to instead be paid through the issuance to the preferred members of a number of Series A preferred units. In the event that the Company makes a Series A non-cash distribution election, the applicable Series A preferred distributions rate will increase by 50 basis points. As of December 31, 2021, the Company had elected to pay distributions in cash, except for the third quarter ending September 30, 2021 where the election was made to pay 50% in cash with the remaining to be paid through the issuance of additional Series A Preferred Units.

Limitation on Debt

For so long as last twelve months’ (“LTM”) earnings before taxes, depreciation, and amortization (“EBITDA”) is less than $20,000, the Company will not incur any debt, unless immediately after giving effect to the incurrence thereof, (i) the aggregate outstanding principal amount of all debt outstanding does not exceed $45,000 and (ii) debt incurred under any asset backed line of credit facility does not exceed $20,000.

For so long as LTM EBITDA equals to or exceeds $20,000, but is less than $25,000, the Company will not incur any debt, unless immediately after giving effect to the incurrence thereof, the aggregate outstanding principal amount of all debt outstanding does not exceed 300% of LTM EBITDA.

For so long as LTM EBITDA equals to or exceeds $25,000, the Company and its subsidiaries will not incur any debt, unless immediately after giving effect to the incurrence thereof, the aggregate outstanding principal amount of all debt outstanding does not exceed 400% of LTM EBITDA.

Exit Right

Unless previously redeemed by the Company pursuant to Optional Redemption described below, at any time on or after December 31, 2025, any holder of Series A preferred units may redeem all or a portion of its outstanding Series A preferred units at a redemption price equal to 103.00% of the total outstanding principal amount thereof, plus accrued and unpaid distributions, if any, to, but excluding, the redemption date.

Optional Redemption

At any time on or before December 31, 2022, the Company may elect at its sole discretion to redeem all or a portion of the outstanding Series A preferred units at a redemption price equal to 100% of the total outstanding principal amount thereof plus the applicable premium as of, and accrued and unpaid distributions, if any, to, but excluding the redemption date. No applicable premium will be payable if the Series A preferred units are redeemed (i) following the expiration of a lock-up period relating to a qualified IPO that occurred on or prior to December 31, 2022; provided, that, at the time of such redemption, the equity value of the Company is equal to or in excess of $1,250,000 (determined using the 30-day volume-weighted average price ending two trading days prior to the calculation date) or (ii) in connection with a sale of the Company occurring prior to December 31, 2022, provided, that such sale of the Company is based on an equity value of the Company equal to or in excess of $1,250,000. The Series A preferred units were redeemed in February 2022 in connection with the Business Combination. For more information, see Note 14, Subsequent Events.